Consolidated Statements of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Income taxes payable settled against VAT receivables	$ 203	$ 115